Accounts Payable And Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities [Abstract]
Trade accounts payable	$ 85,348	$ 126,712
Returns and allowances	291,034	332,455
Rebates	168,333	227,706
Chargebacks	14,604	33,092
Accrued interest	130,257	128,254
Accrued payroll and related benefits	113,908	115,224
Accrued royalties and other distribution partner payables	63,114	191,433
Acquisition-related contingent consideration—short-term	70,543	109,373
Other	159,684	189,835
Total	$ 1,096,825	$ 1,454,084